Annual Total Returns - Fidelity® Environment and Alternative Energy Fund [BarChart] - 02.28 Fidelity Environment and Alternative Energy/Natural Resources Funds Combo PRO-01 - Fidelity® Environment and Alternative Energy Fund - Fidelity Environment and Alternative Energy Fund-Default
Apr. 29, 2021
Bar Chart Table:
Annual Return 2011	(14.30%)
Annual Return 2012	14.15%
Annual Return 2013	34.99%
Annual Return 2014	1.86%
Annual Return 2015	(4.59%)
Annual Return 2016	20.72%
Annual Return 2017	25.25%
Annual Return 2018	(13.43%)
Annual Return 2019	26.83%
Annual Return 2020	21.18%